Debt - Summary of Debt (Details) - MXN ($) $ in Thousands		Sep. 30, 2024	Dec. 31, 2023
Short-term debt:
Short-term financing of transportation and store equipment		$ 115,197	$ 112,142
Supplier finance arrangement	[1],[2]	559,229	449,850
Credit Lines Short Term Debt	[2],[3]	240,951	182,145
Total of short-term debt		915,377	744,137
Long-term debt:
Long-term financing of transportation and store equipment		88,273	127,602
Promissory Notes		0	449,716
Total of long-term debt		88,273	577,318
Total debt:		$ 1,003,650	$ 1,321,455

[1]	According to an Agreement signed with Santander, the Company’s liability related to the accounts payable factored by its suppliers was allowed to be for an aggregate amount of up to Ps.500,000. As of September 30, 2024 and December 31, 2023, the Company had Ps. 181,229 and Ps. 284,080, respectively, available under this Agreement.
[2]	According to the HSBC Agreement, the Company´s liability to HSBC related to the supplier finance arrangement and the credit line for a combined aggregate amount of Ps. 450,000. As of December 31, 2023, the Company did not have an outstanding balance under the credit line; however, as of September 30, 2024, the Company had an outstanding balance under the credit line of Ps. 110,000. Consequently, as of September 30, 2024 and December 31, 2023, the Company had a total available amount of Ps. 99,542 and Ps. 216,070, respectively.
[3]	The Company’s liability to Santander related to the credit line had an aggregate amount of up to Ps. 100,000. On December 4, 2023, the Company increased the aggregate amount of the credit line up to Ps. 300,000. As of September 30, 2024 and December 31, 2023, the Company had an available credit line amount of Ps. 169,049 and Ps. 117,855, respectively. In addition, on December 4, 2023, the Company entered into an additional credit line agreement (leased contracts) with Santander for an amount of up to Ps. 200,000.